Provisions - Components of and Changes in Provisions (Detail) ¥ in Millions	9 Months Ended
	Dec. 31, 2021 JPY (¥)
Disclosure of other provisions [line items]
Beginning balance	¥ 641,041
Provision	90,689
Write-offs	(212,315)
Reversal	(16,006)
Exchange differences on translating foreign operations	11,840
Ending balance	515,249
Product warranties [member]
Disclosure of other provisions [line items]
Beginning balance	481,023	[1]
Provision	85,742	[1]
Write-offs	(135,208)	[1]
Reversal	(14,406)	[1]
Exchange differences on translating foreign operations	8,786	[1]
Ending balance	425,937	[1]
Other [member]
Disclosure of other provisions [line items]
Beginning balance	160,018
Provision	4,947
Write-offs	(77,107)
Reversal	(1,600)
Exchange differences on translating foreign operations	3,054
Ending balance	¥ 89,312

[1]	Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls. Honda recognizes general estimated warranty costs at the time products are sold to customers. Honda also recognizes specific estimated warranty program costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. These provisions are estimated based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Provision for product warranties are utilized for expenditures based on the demand from customers and dealers.